Quarterly Report
May 31, 2021
SSGA Funds
State Street S&P 500 Index Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Schedule of Investments (Unaudited)
State Street S&P 500 Index Fund	1
Notes to Schedule of Investments (Unaudited)	8
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS
May 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.7%
COMMUNICATION SERVICES — 10.9%
Activision Blizzard, Inc.	34,400	$3,345,400
Alphabet, Inc. Class A (a)	13,323	31,400,313
Alphabet, Inc. Class C (a)	12,745	30,735,332
AT&T, Inc.	314,300	9,249,849
Cars.com, Inc. (a)	1	15
Charter Communications, Inc. Class A (a)	6,200	4,306,086
Comcast Corp. Class A	201,730	11,567,198
Discovery, Inc. Class A (a)(b)	6,597	211,830
Discovery, Inc. Class C (a)	13,760	413,488
DISH Network Corp. Class A (a)	12,717	553,444
Electronic Arts, Inc.	12,221	1,746,747
Facebook, Inc. Class A (a)	106,707	35,077,792
Fox Corp. Class A	15,003	560,362
Fox Corp. Class B	5,600	203,168
Interpublic Group of Cos., Inc.	17,628	593,887
Live Nation Entertainment, Inc. (a)(b)	6,000	540,660
Lumen Technologies, Inc.	43,887	607,396
Netflix, Inc. (a)	19,496	9,802,784
News Corp. Class A	18,814	507,790
News Corp. Class B	7,500	192,675
Omnicom Group, Inc.	9,650	793,616
Take-Two Interactive Software, Inc. (a)	5,500	1,020,580
T-Mobile US, Inc. (a)	25,950	3,670,627
Twitter, Inc. (a)	36,300	2,105,400
Verizon Communications, Inc.	182,551	10,312,306
ViacomCBS, Inc. Class B	25,531	1,083,025
Walt Disney Co. (a)	80,238	14,334,519
		174,936,289
CONSUMER DISCRETIONARY — 11.9%
Advance Auto Parts, Inc.	2,500	474,325
Amazon.com, Inc. (a)	19,002	61,244,776
Aptiv PLC (a)	11,881	1,787,140
AutoZone, Inc. (a)	988	1,389,721
Best Buy Co., Inc.	10,713	1,245,279
Booking Holdings, Inc. (a)	1,808	4,269,682
BorgWarner, Inc.	10,723	549,983
Caesars Entertainment, Inc. (a)	9,400	1,010,030
CarMax, Inc. (a)	7,197	829,023
Carnival Corp. (a)	35,949	1,062,653
Chipotle Mexican Grill, Inc. (a)	1,214	1,665,584
D.R. Horton, Inc.	13,879	1,322,530
Darden Restaurants, Inc.	6,217	890,461
Dollar General Corp.	10,787	2,189,330
Dollar Tree, Inc. (a)	9,782	953,745
Domino's Pizza, Inc.	1,700	725,679
eBay, Inc.	27,458	1,671,643
Security Description	Shares	Value
Etsy, Inc. (a)	5,700	$938,961
Expedia Group, Inc. (a)	5,975	1,057,276
Ford Motor Co. (a)	172,660	2,508,750
Gap, Inc.	10,064	336,641
Garmin, Ltd.	6,560	933,094
General Motors Co. (a)	57,077	3,385,237
Genuine Parts Co.	6,120	802,454
Hanesbrands, Inc.	16,800	328,272
Hasbro, Inc.	6,328	607,298
Hilton Worldwide Holdings, Inc. (a)	12,200	1,528,294
Home Depot, Inc.	47,610	15,183,305
L Brands, Inc. (a)	10,346	722,875
Las Vegas Sands Corp. (a)	14,800	854,700
Leggett & Platt, Inc.	6,444	354,613
Lennar Corp. Class A	12,725	1,259,902
LKQ Corp. (a)	11,800	601,328
Lowe's Cos., Inc.	32,812	6,392,762
Marriott International, Inc. Class A (a)	12,252	1,759,142
McDonald's Corp.	33,415	7,815,434
MGM Resorts International	17,500	750,225
Mohawk Industries, Inc. (a)	2,969	625,509
Newell Brands, Inc.	17,050	489,165
NIKE, Inc. Class B	55,902	7,628,387
Norwegian Cruise Line Holdings, Ltd. (a)	16,300	519,970
NVR, Inc. (a)	140	684,212
O'Reilly Automotive, Inc. (a)	3,120	1,669,574
Penn National Gaming, Inc. (a)	6,700	549,199
Pool Corp.	1,600	698,480
PulteGroup, Inc.	11,943	690,186
PVH Corp. (a)	3,351	384,762
Ralph Lauren Corp. (a)	2,236	277,443
Ross Stores, Inc.	15,244	1,926,689
Royal Caribbean Cruises, Ltd. (a)	9,900	923,373
Starbucks Corp.	52,592	5,989,177
Tapestry, Inc. (a)	13,100	588,059
Target Corp.	22,344	5,070,301
Tesla, Inc. (a)	34,000	21,257,480
TJX Cos., Inc.	53,550	3,616,767
Tractor Supply Co.	4,974	903,776
Ulta Beauty, Inc. (a)	2,700	932,472
Under Armour, Inc. Class A (a)	8,476	191,388
Under Armour, Inc. Class C (a)	9,278	176,839
VF Corp.	13,328	1,062,508
Whirlpool Corp.	2,759	654,131
Wynn Resorts, Ltd. (a)	4,559	601,195
Yum! Brands, Inc.	13,190	1,582,404
		191,095,593
CONSUMER STAPLES — 6.0%
Altria Group, Inc.	82,870	4,078,861

See accompanying notes to schedule of investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2021 (Unaudited)

Security Description	Shares	Value
Archer-Daniels-Midland Co.	24,392	$1,622,800
British American Tobacco PLC ADR	1	39
Brown-Forman Corp. Class B	7,127	572,726
Campbell Soup Co.	8,783	427,469
Church & Dwight Co., Inc.	11,000	943,030
Clorox Co.	5,979	1,056,669
Coca-Cola Co.	173,722	9,605,089
Colgate-Palmolive Co.	38,179	3,198,637
Conagra Brands, Inc.	20,751	790,613
Constellation Brands, Inc. Class A	7,476	1,792,147
Costco Wholesale Corp.	19,434	7,351,299
Estee Lauder Cos., Inc. Class A	10,363	3,176,467
General Mills, Inc.	26,822	1,686,031
Hershey Co.	6,015	1,040,896
Hormel Foods Corp.	13,998	679,463
J.M. Smucker Co.	4,255	567,149
Kellogg Co.	11,607	760,142
Kimberly-Clark Corp.	15,173	1,982,049
Kraft Heinz Co.	28,051	1,222,743
Kroger Co.	34,310	1,268,784
Lamb Weston Holdings, Inc.	7,000	577,430
McCormick & Co., Inc.	11,822	1,052,867
Molson Coors Beverage Co. Class B (a)	9,209	537,069
Mondelez International, Inc. Class A	63,694	4,046,480
Monster Beverage Corp. (a)	16,987	1,601,364
PepsiCo, Inc.	60,838	9,000,374
Philip Morris International, Inc.	69,787	6,729,560
Procter & Gamble Co.	108,913	14,686,918
Sysco Corp.	22,435	1,817,235
Tyson Foods, Inc. Class A	13,991	1,112,284
Walmart, Inc.	61,099	8,677,891
Walgreens Boots Alliance, Inc.	32,813	1,727,932
		95,390,507
ENERGY — 2.8%
APA Corp.	18,270	380,016
Baker Hughes Co.	32,394	790,414
Cabot Oil & Gas Corp.	20,922	343,121
ChampionX Corp. (a)	1	26
Chevron Corp.	86,498	8,977,627
ConocoPhillips	60,327	3,362,627
Devon Energy Corp.	28,880	767,053
Diamondback Energy, Inc.	8,100	648,567
EOG Resources, Inc.	25,663	2,061,765
Exxon Mobil Corp.	186,872	10,907,719
Halliburton Co.	39,467	886,034
Hess Corp.	12,044	1,009,528
HollyFrontier Corp.	7,000	227,290
Kinder Morgan, Inc.	84,976	1,558,460
Marathon Oil Corp.	35,489	429,772
Security Description	Shares	Value
Marathon Petroleum Corp.	28,584	$1,766,491
Nov, Inc. (a)	18,541	298,881
Occidental Petroleum Corp.	39,937	1,036,765
ONEOK, Inc.	19,804	1,044,463
Phillips 66	19,192	1,616,350
Pioneer Natural Resources Co.	9,424	1,434,239
Schlumberger NV	64,293	2,014,300
Valero Energy Corp.	18,886	1,518,434
Williams Cos., Inc.	52,910	1,393,649
		44,473,591
FINANCIALS — 11.8%
Aflac, Inc.	29,774	1,687,590
Allstate Corp.	13,967	1,908,032
American Express Co.	29,152	4,668,110
American International Group, Inc.	37,932	2,004,327
Ameriprise Financial, Inc.	5,263	1,367,538
Aon PLC Class A	10,147	2,570,945
Arthur J Gallagher & Co.	8,600	1,260,846
Assurant, Inc.	2,046	329,713
Bank of America Corp.	335,866	14,237,360
Bank of New York Mellon Corp.	35,791	1,863,995
Berkshire Hathaway, Inc. Class B (a)	84,519	24,463,179
BlackRock, Inc.	6,318	5,541,139
Capital One Financial Corp.	20,268	3,258,689
Cboe Global Markets, Inc.	4,700	523,110
Charles Schwab Corp.	65,389	4,828,978
Chubb, Ltd.	19,541	3,321,775
Cincinnati Financial Corp.	6,005	730,869
Citigroup, Inc.	93,293	7,343,092
Citizens Financial Group, Inc.	18,900	943,110
CME Group, Inc.	15,992	3,498,410
Comerica, Inc.	6,717	527,217
Discover Financial Services	14,077	1,650,669
Everest Re Group, Ltd.	1,600	415,936
Fifth Third Bancorp	33,254	1,401,324
First Republic Bank	8,000	1,531,520
Franklin Resources, Inc.	10,551	360,950
Globe Life, Inc.	4,584	483,245
Goldman Sachs Group, Inc.	15,388	5,724,644
Hartford Financial Services Group, Inc.	16,130	1,054,095
Huntington Bancshares, Inc.	40,265	638,603
Intercontinental Exchange, Inc.	25,625	2,892,550
Invesco, Ltd.	16,189	461,872
JPMorgan Chase & Co.	135,172	22,200,649
KeyCorp.	43,079	992,540
Lincoln National Corp.	7,410	517,144
Loews Corp.	10,012	584,501
M&T Bank Corp.	6,134	985,672
MarketAxess Holdings, Inc.	1,800	839,772
Marsh & McLennan Cos., Inc.	22,034	3,048,404

See accompanying notes to schedule of investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2021 (Unaudited)

Security Description	Shares	Value
MetLife, Inc.	33,826	$2,210,867
Moody's Corp.	7,234	2,425,922
Morgan Stanley	67,561	6,144,673
MSCI, Inc.	3,700	1,732,081
Nasdaq, Inc.	5,025	841,486
Northern Trust Corp.	9,610	1,164,636
People's United Financial, Inc.	22,434	424,227
PNC Financial Services Group, Inc.	18,842	3,668,161
Principal Financial Group, Inc.	12,326	805,997
Progressive Corp.	25,952	2,571,324
Prudential Financial, Inc.	17,337	1,854,539
Raymond James Financial, Inc.	5,800	769,022
Regions Financial Corp.	41,343	967,840
S&P Global, Inc.	10,698	4,059,570
State Street Corp. (c)	15,847	1,378,372
SVB Financial Group (a)	2,300	1,340,647
Synchrony Financial	23,871	1,131,724
T Rowe Price Group, Inc.	10,420	1,993,867
Travelers Cos., Inc.	11,098	1,772,351
Truist Financial Corp.	58,598	3,620,184
Unum Group	9,624	298,055
US Bancorp	61,030	3,709,403
Wells Fargo & Co.	182,046	8,505,189
Willis Towers Watson PLC	5,828	1,523,206
WR Berkley Corp.	7,000	545,930
Zions Bancorp NA	7,358	425,881
		188,547,268
HEALTH CARE — 12.8%
Abbott Laboratories	78,049	9,104,416
AbbVie, Inc.	77,852	8,812,846
ABIOMED, Inc. (a)	2,200	626,076
Agilent Technologies, Inc.	14,075	1,944,180
Alexion Pharmaceuticals, Inc. (a)	10,027	1,770,267
Align Technology, Inc. (a)	3,200	1,888,480
AmerisourceBergen Corp.	6,752	774,724
Amgen, Inc.	25,391	6,041,535
Anthem, Inc.	10,719	4,268,520
Baxter International, Inc.	22,770	1,869,872
Becton Dickinson and Co.	12,877	3,114,818
Biogen, Inc. (a)	6,747	1,804,688
Bio-Rad Laboratories, Inc. Class A (a)	900	542,133
Boston Scientific Corp. (a)	61,077	2,598,826
Bristol-Myers Squibb Co.	98,377	6,465,336
Cardinal Health, Inc.	13,024	730,256
Catalent, Inc. (a)	7,200	754,776
Centene Corp. (a)	25,378	1,867,821
Cerner Corp.	13,763	1,076,955
Charles River Laboratories International, Inc. (a)	2,200	743,578
Cigna Corp.	15,884	4,111,573
Security Description	Shares	Value
Cooper Cos., Inc.	2,300	$904,935
CVS Health Corp.	58,433	5,050,949
Danaher Corp.	28,378	7,268,741
DaVita, Inc. (a)	2,972	356,848
DENTSPLY SIRONA, Inc.	8,566	573,237
DexCom, Inc. (a)	4,000	1,477,560
Edwards Lifesciences Corp. (a)	27,570	2,643,963
Eli Lilly & Co.	35,662	7,123,128
Gilead Sciences, Inc.	55,846	3,691,979
HCA Healthcare, Inc.	11,400	2,448,606
Henry Schein, Inc. (a)	7,100	539,884
Hologic, Inc. (a)	11,300	712,578
Humana, Inc.	5,817	2,546,101
IDEXX Laboratories, Inc. (a)	3,800	2,120,818
Illumina, Inc. (a)	6,500	2,636,660
Incyte Corp. (a)	9,000	754,020
Intuitive Surgical, Inc. (a)	5,156	4,342,280
IQVIA Holdings, Inc. (a)	8,600	2,065,376
Johnson & Johnson	116,441	19,707,639
Laboratory Corp. of America Holdings (a)	4,547	1,248,061
McKesson Corp.	7,129	1,371,548
Medtronic PLC	60,404	7,646,542
Merck & Co., Inc.	111,498	8,461,583
Mettler-Toledo International, Inc. (a)	1,000	1,300,950
PerkinElmer, Inc.	5,032	729,992
Perrigo Co. PLC	6,714	309,784
Pfizer, Inc.	249,548	9,664,994
Quest Diagnostics, Inc.	6,458	850,325
Regeneron Pharmaceuticals, Inc. (a)	4,658	2,340,319
ResMed, Inc.	6,300	1,296,855
STERIS PLC	3,400	648,924
Stryker Corp.	14,595	3,725,666
Teleflex, Inc.	2,200	884,818
Thermo Fisher Scientific, Inc.	17,312	8,127,984
UnitedHealth Group, Inc.	41,822	17,227,318
Universal Health Services, Inc. Class B	3,200	510,816
Vertex Pharmaceuticals, Inc. (a)	11,848	2,471,848
Viatris, Inc.	55,572	846,917
Waters Corp. (a)	2,715	874,909
West Pharmaceutical Services, Inc.	3,300	1,146,783
Zimmer Biomet Holdings, Inc.	9,127	1,536,348
Zoetis, Inc.	21,128	3,732,895
		204,833,157
INDUSTRIALS — 8.8%
3M Co.	25,743	5,226,859
A.O. Smith Corp.	6,500	461,955
Alaska Air Group, Inc. (a)	5,900	408,280
Allegion PLC	4,537	637,358

See accompanying notes to schedule of investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2021 (Unaudited)

Security Description	Shares	Value
American Airlines Group, Inc. (a)	28,800	$698,112
AMETEK, Inc.	10,001	1,351,135
Boeing Co. (a)	24,024	5,934,408
C.H. Robinson Worldwide, Inc.	6,482	628,884
Carrier Global Corp.	35,579	1,634,143
Caterpillar, Inc.	24,355	5,871,503
Cintas Corp.	3,822	1,351,230
Copart, Inc. (a)	8,600	1,109,486
CSX Corp.	34,059	3,409,987
Cummins, Inc.	6,544	1,683,640
Deere & Co.	14,054	5,074,899
Delta Air Lines, Inc. (a)	27,866	1,328,651
Dover Corp.	6,345	954,923
Eaton Corp. PLC	17,699	2,570,780
Emerson Electric Co.	26,469	2,532,819
Equifax, Inc.	5,095	1,197,529
Expeditors International of Washington, Inc.	7,644	960,774
Fastenal Co.	25,884	1,372,887
FedEx Corp.	10,750	3,384,208
Fortive Corp.	15,381	1,115,430
Fortune Brands Home & Security, Inc.	6,200	639,592
Generac Holdings, Inc. (a)	2,800	920,416
General Dynamics Corp.	10,689	2,029,948
General Electric Co.	391,949	5,510,803
Honeywell International, Inc.	30,603	7,066,539
Howmet Aerospace, Inc. (a)	18,563	658,615
Huntington Ingalls Industries, Inc.	1,800	389,178
IDEX Corp.	3,400	757,044
IHS Markit, Ltd.	16,300	1,716,553
Illinois Tool Works, Inc.	12,771	2,959,807
Ingersoll Rand, Inc. (a)	17,591	873,217
Jacobs Engineering Group, Inc.	5,457	775,331
JB Hunt Transport Services, Inc.	3,800	651,852
Johnson Controls International PLC	30,793	2,048,966
Kansas City Southern	4,104	1,221,679
L3Harris Technologies, Inc.	9,212	2,008,769
Leidos Holdings, Inc.	6,400	657,600
Lockheed Martin Corp.	10,790	4,123,938
Masco Corp.	10,939	659,731
Nielsen Holdings PLC	17,175	467,332
Norfolk Southern Corp.	10,968	3,080,911
Northrop Grumman Corp.	6,886	2,519,381
Old Dominion Freight Line, Inc.	4,400	1,167,980
Otis Worldwide Corp.	18,389	1,440,410
PACCAR, Inc.	15,135	1,385,761
Parker-Hannifin Corp.	5,814	1,791,584
Pentair PLC	7,891	544,242
Quanta Services, Inc.	6,693	638,178
Security Description	Shares	Value
Raytheon Technologies Corp.	67,952	$6,028,022
Republic Services, Inc.	9,214	1,005,985
Robert Half International, Inc.	4,374	388,367
Rockwell Automation, Inc.	5,079	1,339,434
Rollins, Inc.	10,425	355,388
Roper Technologies, Inc.	4,635	2,085,796
Snap-on, Inc.	2,272	578,497
Southwest Airlines Co. (a)	26,927	1,654,933
Stanley Black & Decker, Inc.	6,950	1,506,760
Teledyne Technologies, Inc. (a)	2,226	933,740
Textron, Inc.	9,706	664,570
Trane Technologies PLC	10,516	1,960,182
TransDigm Group, Inc. (a)	2,500	1,622,100
Union Pacific Corp.	29,438	6,615,602
United Airlines Holdings, Inc. (a)	14,300	834,405
United Parcel Service, Inc. Class B	31,655	6,793,163
United Rentals, Inc. (a)	3,200	1,068,672
Verisk Analytics, Inc.	7,100	1,227,093
W.W. Grainger, Inc.	2,012	929,866
Waste Management, Inc.	17,104	2,406,191
Westinghouse Air Brake Technologies Corp.	7,982	660,590
Xylem, Inc.	7,934	937,164
		141,201,757
INFORMATION TECHNOLOGY — 25.9%
Accenture PLC Class A	28,382	8,008,265
Adobe, Inc. (a)	21,113	10,653,198
Advanced Micro Devices, Inc. (a)	54,500	4,364,360
Akamai Technologies, Inc. (a)	7,534	860,458
Amphenol Corp. Class A	26,360	1,772,974
Analog Devices, Inc.	16,669	2,743,717
ANSYS, Inc. (a)	3,800	1,284,172
Apple, Inc.	700,856	87,333,666
Applied Materials, Inc.	40,853	5,643,025
Arista Networks, Inc. (a)	2,200	746,636
Autodesk, Inc. (a)	9,470	2,707,094
Automatic Data Processing, Inc.	19,065	3,737,121
Broadcom, Inc.	17,935	8,471,239
Broadridge Financial Solutions, Inc.	5,200	829,296
Cadence Design Systems, Inc. (a)	12,300	1,561,977
CDW Corp.	6,600	1,091,772
Cisco Systems, Inc.	186,229	9,851,514
Citrix Systems, Inc.	5,778	664,239
Cognizant Technology Solutions Corp. Class A	23,927	1,712,216
Corning, Inc.	35,350	1,542,321
DXC Technology Co. (a)	12,091	458,491
Enphase Energy, Inc. (a)	6,000	858,300
F5 Networks, Inc. (a)	2,959	548,687

See accompanying notes to schedule of investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2021 (Unaudited)

Security Description	Shares	Value
Fidelity National Information Services, Inc.	27,686	$4,124,660
Fiserv, Inc. (a)	26,484	3,050,957
FleetCor Technologies, Inc. (a)	3,900	1,070,316
Fortinet, Inc. (a)	6,000	1,311,240
Gartner, Inc. (a)	3,900	904,176
Global Payments, Inc.	12,718	2,463,604
Hewlett Packard Enterprise Co.	55,063	878,805
HP, Inc.	56,363	1,647,491
Intel Corp.	179,220	10,237,046
International Business Machines Corp.	39,847	5,727,608
Intuit, Inc.	12,326	5,412,223
IPG Photonics Corp. (a)	1,400	292,964
Jack Henry & Associates, Inc.	3,600	554,940
Juniper Networks, Inc.	16,444	432,971
Keysight Technologies, Inc. (a)	8,800	1,252,944
KLA Corp.	6,973	2,209,674
Lam Research Corp.	6,381	4,146,693
Mastercard, Inc. Class A	38,749	13,972,114
Maxim Integrated Products, Inc.	12,124	1,236,769
Microchip Technology, Inc.	12,106	1,900,037
Micron Technology, Inc. (a)	49,728	4,184,114
Microsoft Corp.	334,977	83,637,057
Monolithic Power Systems, Inc.	2,000	686,240
Motorola Solutions, Inc.	7,428	1,525,043
NetApp, Inc.	8,943	691,920
NortonLifeLock, Inc.	27,003	746,903
NVIDIA Corp.	27,412	17,811,769
NXP Semiconductors NV	12,500	2,642,750
Oracle Corp.	81,470	6,414,948
Paychex, Inc.	13,931	1,408,981
Paycom Software, Inc. (a)	2,200	725,120
PayPal Holdings, Inc. (a)	51,758	13,458,115
PTC, Inc. (a)	4,700	630,458
Qorvo, Inc. (a)	5,000	913,600
QUALCOMM, Inc.	50,685	6,819,160
salesforce.com, Inc. (a)	41,105	9,787,101
Seagate Technology Holdings PLC	8,176	782,852
ServiceNow, Inc. (a)	8,800	4,170,144
Skyworks Solutions, Inc.	7,300	1,241,000
Synopsys, Inc. (a)	6,700	1,704,078
TE Connectivity, Ltd.	14,549	1,974,008
Teradyne, Inc.	7,900	1,045,565
Texas Instruments, Inc.	41,206	7,821,723
Trimble, Inc. (a)	11,900	925,701
Tyler Technologies, Inc. (a)	1,700	685,372
VeriSign, Inc. (a)	4,020	884,078
Visa, Inc. Class A	75,040	17,056,592
Western Digital Corp. (a)	13,106	985,964
Western Union Co.	18,240	446,333
Security Description	Shares	Value
Xilinx, Inc.	10,242	$1,300,734
Zebra Technologies Corp. Class A (a)	2,500	1,242,625
		414,622,018
MATERIALS — 2.8%
Air Products & Chemicals, Inc.	9,607	2,878,834
Albemarle Corp.	5,300	885,524
Amcor PLC	68,730	811,014
Avery Dennison Corp.	3,618	797,878
Ball Corp.	14,216	1,167,987
Celanese Corp.	5,000	827,250
CF Industries Holdings, Inc.	10,430	554,563
Corteva, Inc.	32,677	1,486,804
Dow, Inc.	32,010	2,190,124
DuPont de Nemours, Inc.	23,574	1,994,125
Eastman Chemical Co.	5,872	736,349
Ecolab, Inc.	10,989	2,363,514
FMC Corp.	5,622	656,031
Freeport-McMoRan, Inc.	66,164	2,826,526
International Flavors & Fragrances, Inc.	10,944	1,550,436
International Paper Co.	17,308	1,092,135
Linde PLC	23,029	6,922,517
LyondellBasell Industries NV Class A	12,022	1,353,918
Martin Marietta Materials, Inc.	2,855	1,038,221
Mosaic Co.	15,516	560,748
Newmont Corp.	36,473	2,680,036
Nucor Corp.	12,906	1,323,381
Packaging Corp. of America	4,300	639,195
PPG Industries, Inc.	10,288	1,848,959
Sealed Air Corp.	7,569	430,373
Sherwin-Williams Co.	10,761	3,051,066
Vulcan Materials Co.	6,190	1,134,751
Westrock Co.	11,848	690,975
		44,493,234
REAL ESTATE — 2.5%
Alexandria Real Estate Equities, Inc. REIT	5,500	980,430
American Tower Corp. REIT	19,882	5,079,056
AvalonBay Communities, Inc. REIT	5,829	1,206,253
Boston Properties, Inc. REIT	6,121	719,585
CBRE Group, Inc. Class A (a)	15,108	1,326,180
Crown Castle International Corp. REIT	19,142	3,627,409
Digital Realty Trust, Inc. REIT	12,000	1,818,720
Duke Realty Corp. REIT	17,700	822,342
Equinix, Inc. REIT	4,038	2,974,875
Equity Residential REIT	14,138	1,094,988
Essex Property Trust, Inc. REIT	2,955	872,582
Extra Space Storage, Inc. REIT	5,500	823,955

See accompanying notes to schedule of investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2021 (Unaudited)

Security Description	Shares	Value
Federal Realty Investment Trust REIT	3,400	$388,756
Healthpeak Properties, Inc. REIT	22,877	763,634
Host Hotels & Resorts, Inc. REIT (a)	33,659	577,925
Iron Mountain, Inc. REIT (b)	14,174	617,136
Kimco Realty Corp. REIT	19,416	413,755
Mid-America Apartment Communities, Inc. REIT	5,500	883,850
Prologis, Inc. REIT	32,945	3,882,239
Public Storage REIT	6,652	1,879,057
Realty Income Corp. REIT	16,800	1,149,120
Regency Centers Corp. REIT	5,799	374,616
SBA Communications Corp. REIT	4,900	1,460,788
Simon Property Group, Inc. REIT	13,935	1,790,508
UDR, Inc. REIT	14,600	695,398
Ventas, Inc. REIT	17,503	970,541
Vornado Realty Trust REIT	7,646	361,503
Welltower, Inc. REIT	18,181	1,359,394
Weyerhaeuser Co. REIT	31,198	1,184,276
		40,098,871
UTILITIES — 2.5%
AES Corp.	31,759	806,996
Alliant Energy Corp.	9,800	560,070
Ameren Corp.	10,856	914,075
American Electric Power Co., Inc.	21,143	1,818,298
American Water Works Co., Inc.	7,600	1,178,152
Atmos Energy Corp.	6,100	604,937
CenterPoint Energy, Inc.	27,035	683,986
CMS Energy Corp.	12,501	784,313
Consolidated Edison, Inc.	15,900	1,228,116
Dominion Energy, Inc.	36,224	2,758,095
DTE Energy Co.	8,039	1,109,302
Duke Energy Corp.	34,591	3,466,710
Edison International	18,005	1,005,939
Entergy Corp.	9,200	968,392
Evergy, Inc.	9,399	582,644
Eversource Energy	15,943	1,294,412
Exelon Corp.	41,659	1,879,654
FirstEnergy Corp.	25,829	979,178
NextEra Energy, Inc.	87,828	6,430,766
NiSource, Inc.	18,878	481,389
NRG Energy, Inc.	11,598	372,876
Security Description	Shares	Value
Pinnacle West Capital Corp.	4,756	$402,263
PPL Corp.	35,556	1,035,035
Public Service Enterprise Group, Inc.	22,036	1,368,876
Sempra Energy	13,624	1,845,916
Southern Co.	46,884	2,996,825
WEC Energy Group, Inc.	14,187	1,332,301
Xcel Energy, Inc.	24,200	1,715,296
		40,604,812
TOTAL COMMON STOCKS (Cost $326,900,002)		1,580,297,097

SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (d) (e)	19,892,893	19,892,893
State Street Navigator Securities Lending Portfolio II (c) (f)	197,405	197,405
TOTAL SHORT-TERM INVESTMENTS (Cost $20,090,298)		20,090,298
TOTAL INVESTMENTS — 99.9% (Cost $346,990,300)		1,600,387,395
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		804,015
NET ASSETS — 100.0%		$1,601,191,410
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at May 31, 2021.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended May 31, 2021 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended May 31, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at May 31, 2021.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2021 (Unaudited)

At May 31, 2021, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	115	06/18/2021	$23,038,022	$24,163,800	$1,125,778
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,580,297,097	$—	$—	$1,580,297,097
Short-Term Investments	20,090,298	—	—	20,090,298
TOTAL INVESTMENTS	$1,600,387,395	$—	$—	$1,600,387,395
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	1,125,778	—	—	1,125,778
TOTAL OTHER FINANCIAL INSTRUMENTS:	$1,125,778	$—	$—	$1,125,778
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$1,601,513,173	$—	$—	$1,601,513,173
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 8/31/20	Value at 8/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 5/31/21	Value at 5/31/21	Dividend Income
State Street Corp.	20,147	$1,371,809	$—	$312,814	$183,409	$135,968	15,847	$1,378,372	$9,228
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,765,914	5,765,914	169,510,322	155,383,343	—	—	19,892,893	19,892,893	5,162
State Street Navigator Securities Lending Portfolio II	1,303,868	1,303,868	8,574,777	9,681,240	—	—	197,405	197,405	19,921
Total		$8,441,591	$178,085,099	$165,377,397	$183,409	$135,968		$21,468,670	$34,311
See accompanying notes to schedule of investments.

STATE STREET S&P 500 INDEX FUND
Notes to Schedule of Investments
May 31, 2021 (Unaudited)

Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

STATE STREET S&P 500 INDEX FUND
Notes to Schedule of Investments  (continued)
May 31, 2021 (Unaudited)

The value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021 is disclosed in the Fund’s Schedule of Investments.
Futures Contracts
The Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended May 31, 2021, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended May 31, 2021, are disclosed in the Fund's Schedules of Investments.
Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the Form N-PORT filings were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the Form N-PORT filings.